SHARE-BASED COMPENSATION - Changes in outstanding share options (Details)	12 Months Ended
	Dec. 31, 2025 Options $ / shares	Dec. 31, 2024 Options $ / shares	Dec. 31, 2023 Options $ / shares
Number of options
Options at beginning of year | Options	4,197,242	4,908,983	5,286,884
Granted | Options	625,594	221,220	401,331
Exercised | Options	(637,510)	(617,516)	(299,471)
Forfeited | Options	(294,680)	(315,445)	(479,761)
Options outstanding at end of year | Options	3,890,646	4,197,242	4,908,983
Options exercisable at end of year | Options	2,970,687	3,150,793	3,135,910
Weighted average exercise price
Options at beginning of year | $ / shares	$ 3.35	$ 3.25	$ 3.21
Granted | $ / shares	6.28	0.01	2.8
Exercised | $ / shares	1.07	1.15	0.78
Forfeited | $ / shares	3.59	3.69	3.98
Options outstanding at end of year | $ / shares	4.18	3.35	3.25
Options exercisable at end of year | $ / shares	$ 3.72	$ 3.13	$ 2.45